Simple Agreements for Future Equity (SAFEs)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Simple Agreements For Future Equity Disclosure [Abstract]
Simple Agreements For Future Equity Disclosure [Text Block]
5. SIMPLE AGREEMENTS FOR FUTURE EQUITY (SAFEs)
During the three months ended March 31, 2026 and 2025, the Company issued instruments referred to as SAFEs as its primary source of funding. Pursuant the terms of the SAFEs, upon a qualified future equity financing involving preferred shares, the SAFEs will settle into a number of preferred shares equal to the greater of (i) the number of shares of standard preferred stock (“Standard Preferred Stock”) equal to the purchase price divided by the lowest price per share of the Standard Preferred Stock, or (ii) the number of shares of SAFE preferred stock (“SAFE Preferred Stock”) divided by a discounted price to the price investors pay to purchase the standard preferred shares in the financing (with such discounted price calculated by reference to a valuation cap) (“Cap Price”).
Upon the occurrence of a change of control, a direct listing or an initial public offering (described as a “liquidity event”) (other than a qualified financing), the investors have the option to receive either (i) cash payment equal to the invested amount under such SAFE, or (ii) a number of shares of common stock equal to the invested amount divided by the liquidity price set forth in the applicable SAFE agreement. If a dissolution event occurs prior to the termination of the SAFEs, the investors would be entitled to receive a portion of the related proceeds equal to the purchase amount (or the amount received for the SAFE).
The Company determined that the SAFEs should be accounted for at fair value as a liability under ASC 480
Distinguishing Liabilities from Equity
, as they are potentially settled in a variable number of shares based on future valuation, lack substantive equity characteristics, and are potentially redeemable in cash or other assets under certain conditions. Because they are classified as liabilities, the SAFEs are adjusted to fair value at each reporting date. The fair value of the Company’s SAFEs were based on significant inputs not observable in the market, which cause the instrument to be classified as a Level 3 measurement within the fair value hierarchy. The SAFEs are valued using the market approach for intangible asset method, which considers among other things, comparable transactions, relevant market multiples, asset characteristics, transaction type, market conditions and qualitative comparable normalization.
The fair value of the SAFEs issued during the period was determined based on the following significant unobservable inputs:

Financing scenario	10.0%
Liquidity event scenario	90.0%
Project term to projected financing date (in years)	0.42
Project term to projected liquidity event date (in years)	0.12
Discount rate	46.2%
Risk-free rate (continuous)	3.7%
Volatility	86.0%—100.0%

F-67
The following table presents a reconciliation of the liabilities, measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the year ended March 31, 2026:

Balance at December 31, 2025	$46,358,393
SAFEs issued during the period	1,585,000
Change in fair value during the period	(13,419,233)

Balance at March 31, 2026	$34,524,160

As of March 31, 2026 and December 31, 2025, the estimated fair value of the SAFEs was $34,524,160 and $46,358,393, respectively. The change in fair value during the three months ended March 31, 2026 reflected in the above table, is included in other income (loss) in the accompanying statements of operations and comprehensive income (loss).

5. SIMPLE AGREEMENTS FOR FUTURE EQUITY (SAFEs)
During the year ended December 31, 2025 and the period from July 8, 2024 (inception) to December 31, 2024, the Company issued instruments referred to as SAFEs as its primary source of funding. Pursuant the terms of the SAFEs, upon a qualified future equity financing involving preferred shares, the SAFEs will settle into a number of preferred shares equal to the greater of (i) the number of shares of standard preferred stock (“Standard Preferred Stock”) equal to the purchase price divided by the lowest price per share of the Standard Preferred Stock, or (ii) the number of shares of SAFE preferred stock (“SAFE Preferred Stock”) divided by a discounted price to the price investors pay to purchase the standard preferred shares in the financing (with such discounted price calculated by reference to a valuation cap) (“Cap Price”).
Upon the occurrence of a change of control, a direct listing or an initial public offering (described as a “liquidity event”) (other than a qualified financing), the investors have the option to receive either (i) cash payment equal to the invested amount under such SAFE, or (ii) a number of shares of common stock equal to the invested amount divided by the liquidity price set forth in the applicable SAFE agreement. If a dissolution event occurs prior to the termination of the SAFEs, the investors would be entitled to receive a portion of the related proceeds equal to the purchase amount (or the amount received for the SAFE).
The Company determined that the SAFEs should be accounted for at fair value as a liability under ASC 480
Distinguishing Liabilities from Equity
, as they are potentially settled in a variable number of shares based on future valuation, lack substantive equity characteristics, and are potentially redeemable in cash or other assets under certain conditions. Because they are classified as liabilities, the SAFEs are adjusted to fair value at each reporting date. The fair value of the Company’s SAFEs were based on significant inputs not observable in the market, which cause the instrument to be classified as a Level 3 measurement within the fair value hierarchy. The SAFEs are valued using the market approach for intangible asset method, which considers among other things, comparable transactions, relevant market multiples, asset characteristics, transaction type, market conditions and qualitative comparable normalization.
The fair value of the SAFEs issued during the year was determined based on the following significant unobservable inputs:

Financing scenario	10.0% - 20%
Liquidity event scenario	80% - 90.0%
Project term to projected financing date (in years)	0.41 - 0.50
Project term to projected liquidity event date (in years)	0.16 - 0.34
Discount rate	43.3% - 45.0%
Risk-free rate (continuous)	3.6% - 3.9%
Volatility	98.0% - 104.0%
The following table presents a reconciliation of the liabilities, measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the year ended December 31, 2025:

Balance at December 31, 2024	$566,404
SAFEs issued during the year	6,470,500
Change in fair value during the year	39,321,489
Balance at December 31, 2025	$46,358,393
As of December 31, 2025 and 2024, the estimated fair value of the SAFEs was $46,358,393 and $566,404, respectively. The change in fair value during the year ended December 31, 2025 reflected in the above table, is included in other loss in the accompanying statements of operations and comprehensive loss.